Preferred Stock (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Preferred stock, par value	$ 0.0001
Preferred stock, authorized	20,000,000		20,000,000	20,000,000
Dividend rate on Series D Preferred stock			8.00%
Common shares issued for each share of Series D Preferred stock			30
Conversion of Stock, Shares Converted			207	48,295
Debt Conversion, Converted Instrument, Shares Issued	16,053	1,828,283	16,907	1,894,283
Series D redemption rate			120.00%
Series D Redemption initial investment redeemed	$ 260,007		$ 260,007
Cash paid for redemption of Series D			312,008
Series D Preferred Stock [Member]
Stock issued for dividends			181,832
Dividends paid			1,663,997
Series D Preferred Stock [Member]
Preferred stock, par value		0.0001	$ 0.0001	0.0001
Preferred stock, authorized		85,000	85,000	85,000
Dividend rate on Series D Preferred stock				8.00%
Stock issued for dividends				1,249
Dividends paid				24,012
Conversion of Stock, Shares Converted				207
Shares repurchased				261
Share repurchased, amount				312,008
Debt Conversion, Converted Instrument, Shares Issued				16,907
Series D warrants			42,000
Warrant exercise price			$ 16.67